Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Summary of Significant Accounting Policies [Line Items]
Advertising expenses | $			$ 800	$ 5,700
Employee benefits expenses | $			800	$ 1,800
Underpayment of taxes	13,913	¥ 100,000
Accrued income tax payable | $	$ 9		$ 9
Number of reportable segment	1	1
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share)	$ 0.05		$ 0.03
Exercise price (in Dollars per share)	$ 11.5
Warrants issued (in Shares) | shares	350,000
Representative Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share)	$ 0.1		0.06
Exercise price (in Dollars per share)	$ 12
Warrants issued (in Shares) | shares	690,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share)				$ 0.01
Warrants issued (in Shares) | shares	13,800,000